Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest-earning assets:
Financial assets measured at fair value through profit or loss	R$ 18,609	R$ 119,931	R$ 0
Debt instruments	1,220	100,668	0
Equity instruments	171	807	0
Trading derivatives	17,218	18,456	0
Financial Assets Held For Trading	0	0	54,038
Debt instruments	0	0	32,139
Equity instruments	0	0	490
Trading derivatives	0	0	21,410
Available-For-Sale Financial Assets	0	0	90,609
Debt instruments	0	0	89,503
Equity instruments	0	0	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	32,856	30,415	1,622
Debt instruments	30,827	30,117	1,589
Equity instruments	2,029	298	33
Non-Current Assets Held For Sale	0	0	10,593
Investments Held to Maturity	8,134	8,063	0
Reserves from Brazilian Central Bank	69,663	70,103	59,051
Financial Assets Measured at Amortized Cost	323,095	311,012	0
Loans and Receivables	0	0	295,835
Total	452,357	539,524	511,750
Interest-bearing liabilities:
Deposits from credit institutions	429,506	390,352	334,474
Subordinated debts	10,077	19,544	8,829
Marketable debt securities	80,192	88,693	69,348
Trading derivatives	20,239	18,726	20,310
Short positions	23,501	32,440	32,531
Total	563,515	549,755	465,492
0 to 30 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	3,891	8,193	0
Debt instruments	0	5,359	0
Equity instruments	171	807	0
Trading derivatives	3,720	2,027	0
Financial Assets Held For Trading	0	0	5,541
Debt instruments	0	0	653
Equity instruments	0	0	490
Trading derivatives	0	0	4,398
Available-For-Sale Financial Assets	0	0	2,032
Debt instruments	0	0	925
Equity instruments	0	0	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	4,261	677	72
Debt instruments	2,232	379	38
Equity instruments	2,029	298	33
Non-Current Assets Held For Sale	0	0	80
Investments Held to Maturity	98	24	0
Reserves from Brazilian Central Bank	69,663	70,103	59,051
Financial Assets Measured at Amortized Cost	28,416	27,387	0
Loans and Receivables	0	0	22,033
Total	106,329	106,384	88,809
Interest-bearing liabilities:
Deposits from credit institutions	224,610	200,818	150,719
Subordinated debts	0	9,857	0
Marketable debt securities	3,677	13,353	4,436
Trading derivatives	4,597	1,104	4,618
Short positions	23,501	32,440	32,531
Total	256,385	257,572	192,304
31 to 180 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	1,091	6,155	0
Debt instruments	3	5,192	0
Equity instruments	0	0	0
Trading derivatives	1,088	963	0
Financial Assets Held For Trading	0	0	1,779
Debt instruments	0	0	890
Equity instruments	0	0	0
Trading derivatives	0	0	889
Available-For-Sale Financial Assets	0	0	1,272
Debt instruments	0	0	1,272
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	802	9,091	13
Debt instruments	802	9,091	13
Equity instruments	0	0	0
Non-Current Assets Held For Sale	0	0	168
Investments Held to Maturity	96	521	0
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	75,794	101,441	0
Loans and Receivables	0	0	81,275
Total	77,783	117,208	84,507
Interest-bearing liabilities:
Deposits from credit institutions	62,181	47,172	46,254
Subordinated debts	0	87	789
Marketable debt securities	25,781	20,875	36,208
Trading derivatives	1,621	1,370	659
Short positions	0	0	0
Total	89,583	69,417	83,909
181 to 365 days
Interest-earning assets:
Financial assets measured at fair value through profit or loss	737	12,013	0
Debt instruments	140	8,294	0
Equity instruments	0	0	0
Trading derivatives	597	3,719	0
Financial Assets Held For Trading	0	0	6,556
Debt instruments	0	0	5,739
Equity instruments	0	0	0
Trading derivatives	0	0	818
Available-For-Sale Financial Assets	0	0	17,092
Debt instruments	0	0	17,092
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	3,981	368	50
Debt instruments	3,981	368	50
Equity instruments	0	0	0
Non-Current Assets Held For Sale	0	0	222
Investments Held to Maturity	280	89	0
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	51,603	35,900	0
Loans and Receivables	0	0	34,430
Total	56,601	48,370	58,351
Interest-bearing liabilities:
Deposits from credit institutions	69,277	65,606	62,605
Subordinated debts	0	0	257
Marketable debt securities	19,125	14,612	12,313
Trading derivatives	1,074	3,257	504
Short positions	0	0	0
Total	89,476	83,475	75,679
1 to 5 years
Interest-earning assets:
Financial assets measured at fair value through profit or loss	8,444	67,606	0
Debt instruments	188	58,363	0
Equity instruments	0	0	0
Trading derivatives	8,256	9,243	0
Financial Assets Held For Trading	0	0	29,968
Debt instruments	0	0	16,709
Equity instruments	0	0	0
Trading derivatives	0	0	13,259
Available-For-Sale Financial Assets	0	0	46,502
Debt instruments	0	0	46,502
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	16,737	16,702	479
Debt instruments	16,737	16,702	479
Equity instruments	0	0	0
Non-Current Assets Held For Sale	0	0	3,082
Investments Held to Maturity	3,679	3,603	0
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	112,467	85,318	0
Loans and Receivables	0	0	86,645
Total	141,327	173,229	166,677
Interest-bearing liabilities:
Deposits from credit institutions	70,882	71,413	69,778
Subordinated debts	10,077	0	7,784
Marketable debt securities	28,134	30,138	15,544
Trading derivatives	9,119	9,673	12,243
Short positions	0	0	0
Total	118,212	111,224	105,349
Above 5 years
Interest-earning assets:
Financial assets measured at fair value through profit or loss	4,446	25,964	0
Debt instruments	889	23,460	0
Equity instruments	0	0	0
Trading derivatives	3,557	2,504	0
Financial Assets Held For Trading	0	0	10,194
Debt instruments	0	0	8,148
Equity instruments	0	0	0
Trading derivatives	0	0	2,046
Available-For-Sale Financial Assets	0	0	23,711
Debt instruments	0	0	23,711
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	7,075	3,577	1,008
Debt instruments	7,075	3,577	1,008
Equity instruments	0	0	0
Non-Current Assets Held For Sale	0	0	7,040
Investments Held to Maturity	3,981	3,826	0
Reserves from Brazilian Central Bank	0	0	0
Financial Assets Measured at Amortized Cost	54,815	60,966	0
Loans and Receivables	0	0	71,453
Total	70,317	94,333	113,406
Interest-bearing liabilities:
Deposits from credit institutions	2,556	5,343	5,119
Subordinated debts	0	9,687	0
Marketable debt securities	3,475	9,715	847
Trading derivatives	3,828	3,322	2,285
Short positions	0	0	0
Total	R$ 9,859	R$ 28,067	R$ 8,251